Schedule of Investments (unaudited)	iShares® Emerging Markets Infrastructure ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 11.1%
CCR SA	270,298	$561,164
Centrais Eletricas Brasileiras SA, ADR	48,328	294,318
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	45,612	334,792
Ultrapar Participacoes SA, ADR	261,478	690,302
		1,880,576
Chile — 1.7%
Enel Americas SA, ADR	51,632	280,878

China — 47.9%
Beijing Capital International Airport Co. Ltd., Class H(a)	392,000	240,228
CGN Power Co. Ltd., Class H(b)	1,358,000	412,848
China Gas Holdings Ltd.	327,600	681,435
China Longyuan Power Group Corp. Ltd., Class H	448,000	1,046,446
China Merchants Port Holdings Co. Ltd.	336,000	613,224
China Oilfield Services Ltd., Class H	644,000	564,909
China Resources Gas Group Ltd.	120,000	677,905
China Resources Power Holdings Co. Ltd.	238,000	796,022
China Suntien Green Energy Corp. Ltd., Class H	616,000	480,554
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(c)	476,000	181,448
COSCO SHIPPING Ports Ltd.	392,000	340,698
Guangdong Investment Ltd.	392,000	498,297
Jiangsu Expressway Co. Ltd., Class H	308,000	315,448
Kunlun Energy Co. Ltd.	532,000	499,190
Shenzhen Expressway Co. Ltd., Class H	168,000	162,645
Shenzhen International Holdings Ltd.	322,499	335,023
Zhejiang Expressway Co. Ltd., Class H	336,000	299,479
		8,145,799
Mexico — 15.3%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(c)	8,372	449,493
Grupo Aeroportuario del Pacifico SAB de CV, ADR	8,512	1,170,145
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,788	987,094
		2,606,732
South Korea — 4.6%
Korea Electric Power Corp., ADR(a)(c)	68,544	626,492
SK Discovery Co. Ltd.	4,144	161,680
		788,172
Security	Shares	Value

Thailand — 9.7%
Airports of Thailand PCL, NVDR(a)(c)	907,200	$1,651,928

Total Common Stocks — 90.3%
(Cost: $14,137,701)		15,354,085

Preferred Stocks

Brazil — 2.2%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	150,402	365,477

Russia — 6.9%
Transneft PJSC, Preference Shares, NVS	559	1,180,662

Total Preferred Stocks — 9.1%
(Cost: $1,612,069)		1,546,139

Short-Term Investments

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	1,573,763	1,574,235
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	20,000	20,000
		1,594,235
Total Short-Term Investments — 9.4%
(Cost: $1,594,388)		1,594,235

Total Investments in Securities — 108.8%
(Cost: $17,344,158)		18,494,459

Other Assets, Less Liabilities — (8.8)%		(1,491,618)

Net Assets — 100.0%		$17,002,841

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$808,840	$765,844	(a)	$—		$(162)	$(287)	$1,574,235	1,573,763	$5,152	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—		(10,000	)(a)	—	—	20,000	20,000	2		—
						$(162)	$(287)	$1,594,235		$5,154		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Infrastructure ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	03/18/22	$61	$(202)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,810,898	$9,543,187	$—	$15,354,085
Preferred Stocks	365,477	1,180,662	—	1,546,139
Money Market Funds	1,594,235	—	—	1,594,235
	$7,770,610	$10,723,849	$—	$18,494,459
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(202)	$—	$—	$(202)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

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